UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-08777

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CREDIT SUISSE HIGH YIELD BOND FUND

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(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York 10010

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(Address of Principal Executive Offices)            (Zip Code)

John G. Popp

Credit Suisse High Yield Bond Fund

One Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 to April 30, 2018

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund

One Madison Avenue

New York, NY 10010

Trustees

Steven N. Rappaport

Chairman of the Board

Terry Fires Bovarnick

James J. Cattano

Lawrence J. Fox

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Laurie Pecha

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

One Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse

High Yield Bond Fund

SEMIANNUAL REPORT

April 30, 2018

(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report

April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund (the “Fund”) for the six-month period ended April 30, 2018.

Performance Summary

11/1/2017 – 4/30/2018

Fund & Benchmark	Performance
Total Return (based on net asset value (“NAV”))[1]	1.04%
Total Return (based on market value)[1]	-2.23%
ICE BofAML US High Yield Constrained Index[2]	-0.23%

Market Review: A mixed period for high yield assets

The six-month period ended April 30, 2018 was a mixed one for the high yield asset class, with the ICE BofAML US High Yield Constrained Index (the “Index”), the Fund’s benchmark, returning -0.23%. Although the high yield asset class experienced positive returns for much of 2017, it exhibited softness over the last six months.

Both global equity and high yield markets were strong through January 2018 due to favorable sentiment toward U.S. tax reform and macroeconomic stability. However, as U.S. Treasury yields began to widen in January and have continued to widen, interest rate-sensitive, longer duration high yield bonds have come under pressure. Overall yields increased and ended the period at 6.28%—76 basis points wider than October 31, 2017—while spreads tightened from +364 to +357 basis points over the same period.

For the period, CCC-rated and B-rated bonds outperformed the Index, returning 2.09% and 0.31%, respectively, while BB-rated underperformed, returning -1.50%.

From an industry perspective, department stores (+11.12%), food & drug retailers (+4.70%), and tobacco (+4.24%) were the best performing sectors. In contrast, auto parts & equipment (-4.75%), monoline insurance (-3.75%), and cable & satellite tv (-3.57%) underperformed for the period.

Default activity, as measured by JP Morgan, ended the period at 2.26%—higher than the twelve-month period ended October 31, 2017, but still below historical averages. For the remainder of 2018, JPMorgan predicts the default rate will come in at 2.5%, with a few issuers contributing to the rise. If those issuers were removed, the overall default rate for 2018, on an issuer basis, is expected to be unchanged on a year-over-year basis.

New issuance activity has been relatively slow year-to-date, with $93.5 billion pricing, which is 21% below last year’s pace for the same period.

Strategic Review and Outlook: Fundamentals and economic data remain solid

For the six-month period ended April 30, 2018, the Fund outperformed the benchmark on an NAV basis. Allocations to high yield and bank loans contributed to relative returns as both asset classes outperformed the Index. From a sector perspective, security selection in energy exploration & production, oil field equipment & services, and software/services were the top contributors to relative returns. From a rating perspective, allocations to and security selection in CCC-rated positions contributed to performance. Additionally, an underweight to BB-rated also contributed to performance, although the net impact from B-rated securities was slightly negative.

Looking forward, while geopolitical and inflation concerns have dominated headlines and caused marginal market pressure year-to-date, underlying corporate fundamentals and economic data continue to remain solid.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2018 (unaudited)

Expectations are for default rates to remain below long-term averages in the intermediate term—with the exception of certain distressed sectors that we believe are experiencing secular changes (including retail, which is experiencing pressure from online and fast fashion alternatives, and telecommunications, where legacy wireline companies are experiencing continued competition from wireless providers).

Economic performance has been supportive of interest rate increases—and we believe this has been somewhat priced into high yield spreads over the past few months. Additionally, absent an inflation upside surprise, we continue to expect the overall pace of rate increases to be measured.

Thomas J. Flannery	John G. Popp
Chief Investment Officer*	Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

The Fund is non-diversified, which means it may invest a greater proportion of its assets in securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.128 per share.
[2]	The ICE BofAML US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index. The Index was previously known as The BofA Merrill Lynch US High Yield Master II Constrained Index.
*	Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.
**	John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2018)

S&P Ratings**

BBB	1.8%
BB	30.2
B	38.3
CCC	20.4
CC	1.0
NR	4.8

Subtotal	96.5
Equity and Other	1.7
Short-Term Investment[1]	1.8

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**	Credit Quality is based on ratings provided by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
[1]	Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

Average Annual Returns

April 30, 2018 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	6.30%	8.47%	7.33%	8.86%
Market Value	5.08%	9.32%	5.82%	8.87%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 2.62% and 2.47%, respectively.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (115.7%)
Air Transportation (0.4%)
$1,150	United Continental Holdings, Inc., Company Guaranteed Notes(1)	(BB, Ba3)	02/01/24	5.000	$1,147,125

Auto Parts & Equipment (0.9%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(2)	(B+, B2)	11/15/26	5.625	2,636,750

Brokerage (3.1%)
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 103.44)(2)	(B, B1)	04/15/22	6.875	1,403,500
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 103.75)(2)	(B, B1)	04/15/21	7.500	3,009,000
4,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(2)	(B+, B2)	09/15/25	5.750	4,327,625

					8,740,125

Building Materials (8.8%)
1,150	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(2)	(B+, B3)	12/15/23	5.750	1,188,468
2,925	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(2)	(B+, B3)	11/01/25	4.875	2,778,750
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(2)	(B-, Caa1)	08/15/25	6.125	664,875
3,925	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(2)	(B+, B3)	08/15/21	8.250	4,150,687
800	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(2)	(BB-, B1)	12/15/25	4.625	768,000
2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(2)	(BB-, B1)	12/15/27	4.875	2,362,500
3,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/16/18 @ 109.00)(2)	(B-, Caa1)	08/15/20	12.000	4,153,500
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 104.50)(2)	(CCC+, Caa1)	05/15/23	9.000	3,717,000
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	1,086,250
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB, B3)	07/15/23	6.125	1,104,240
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,012,781
1,600	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1),(2)	(BB+, Ba1)	06/01/27	4.875	1,604,000

					24,591,051

Cable & Satellite TV (10.4%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(2)	(B+, B1)	05/15/26	7.500	2,271,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 104.97)(2)	(B+, B1)	02/15/23	6.625	$2,070,162
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(2)	(B, B1)	05/01/26	7.375	632,125
2,800	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(2)	(B, B1)	05/15/24	6.250	2,677,500
2,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(2)	(BB, Ba3)	07/15/23	5.375	2,208,250
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(2)	(BB-, Ba3)	02/15/25	6.875	4,040,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	1,235,278
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(2)	(BB-, Ba2)	02/01/28	5.375	703,125
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, Ba2)	04/15/27	5.500	505,208
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(2)	(BB-, Ba2)	10/15/25	6.625	827,000
840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(2)	(B-, B2)	10/15/25	10.875	987,000
1,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(2)	(B, B3)	08/15/23	6.875	1,846,250
1,370	Radiate Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(2)	(CCC+, NR)	02/15/23	6.875	1,332,325
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(2)	(BB-, Ba3)	03/01/28	5.500	1,920,000
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/10/18 @ 103.50)(2),(3)	(B, B2)	04/15/23	7.000	1,428,167
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(2),(3)	(BB-, Ba3)	04/15/27	5.000	1,368,653
3,250	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(2)	(BB-, B1)	01/15/27	5.500	3,071,250

					29,123,543

Chemicals (5.2%)
2,650	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	2,792,437
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(2)	(CCC+, Caa1)	02/01/25	6.250	2,136,750
450	Eagle Intermediate Gloabl Holding B.V., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(2)	(B, B1)	05/01/25	7.500	462,375
1,550	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(2)	(NR, Ba3)	02/01/26	4.500	1,497,687
1,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(2)	(BB-, B1)	04/30/26	5.750	998,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals
$575	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/18/18 @ 101.59)(2)	(B+, B1)	10/15/19	6.375	$585,781
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(2),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	9,780
2,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(2)	(BB-, B2)	09/01/25	5.375	1,975,000
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(2)	(B-, B3)	04/15/26	6.500	1,243,750
2,000	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(2)	(BB-, B2)	07/15/25	5.750	2,000,000
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(2)	(BB+, Ba3)	09/30/24	5.500	691,673

					14,393,983

Consumer/Commercial/Lease Financing (1.9%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/16/18 @ 103.63)(2)	(CCC+, Caa2)	08/01/22	7.250	4,477,500
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 05/11/18 @ 103.69)(2)	(BB+, B1)	04/15/21	7.375	804,063

					5,281,563

Diversified Capital Goods (2.2%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,134,562
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(2)	(B-, B3)	05/01/26	8.000	3,681,500
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(2)	(BB+, Ba2)	04/30/23	5.000	363,150

					6,179,212

Diversified Financial Services (0.1%)
389	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 05/30/18 @ 100.00)(8)	(NR, NR)	02/04/20	8.400	140,018

Electronics (1.8%)
2,125	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(2)	(BB-, Ba3)	02/10/26	4.625	2,061,250
261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(2)	(BB-, B1)	04/15/23	9.125	288,405
325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(2)	(BBB-, Ba1)	06/01/23	4.625	328,047
2,250	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(2)	(BB+, Ba3)	10/01/25	5.000	2,255,625

					4,933,327

Energy - Exploration & Production (3.1%)
800	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(2)	(BB-, B3)	03/15/26	6.500	784,000
800	Extraction Oil & Gas, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 104.22)(2)	(B, B3)	02/01/26	5.625	779,240
1,925	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 05/31/18 @ 102.17)(1)	(BB-, B3)	11/01/21	6.500	1,977,938
1,981	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	2,025,323

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	$2,955,000

					8,521,501

Food - Wholesale (2.1%)
1,575	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)(1)	(B+, B2)	04/01/25	5.250	1,445,062
1,850	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(2)	(B+, B3)	05/01/25	6.875	1,771,375
1,000	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(2)	(BB, Ba3)	11/01/26	4.875	993,750
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(2)	(BB, B3)	06/15/24	5.875	1,584,875

					5,795,062

Gaming (2.2%)
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(2)	(NR, NR)	01/15/28	4.750	2,368,750
1,500	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(2)	(CCC+, Caa1)	03/01/24	8.250	1,595,625
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(2)	(B, B2)	02/01/24	7.875	2,296,250

					6,260,625

Gas Distribution (3.0%)
2,469	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,651,089
1,250	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	1,196,875
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	2,633,125
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(2)	(BB, B2)	08/01/24	6.000	2,015,000

					8,496,089

Health Facilities (1.9%)
2,200	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	2,230,250
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	508,750
2,625	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	2,491,217

					5,230,217

Health Services (1.3%)
2,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(2)	(B+, Ba2)	10/01/24	5.125	2,478,125
1,115	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	1,103,850

					3,581,975

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Hotels (1.1%)
$3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(2)	(BB-, B1)	05/01/25	5.250	$2,940,000

Insurance Brokerage (5.2%)
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(2)	(CCC+, Caa2)	11/15/25	7.000	3,345,381
2,670	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/25/18 @ 100.00)(2),(8)	(CCC+, Caa2)	07/15/19	8.125	2,679,345
2,500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(2)	(CCC+, Caa2)	05/01/26	7.000	2,509,375
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/25/18 @ 103.94)(2)	(CCC+, Caa2)	10/01/21	7.875	2,554,615
3,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(2)	(CCC+, Caa2)	07/15/25	6.875	3,324,375

					14,413,091

Investments & Misc. Financial Services (1.2%)
3,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(2)	(B-, B1)	06/15/22	6.750	3,249,063

Machinery (0.9%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(2)	(BB-, B2)	01/15/26	5.000	985,000
1,575	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(2)	(BB, B2)	02/01/25	5.625	1,569,094

					2,554,094

Media - Diversified (0.4%)
500	National CineMedia LLC, Global Senior Secured Notes (Callable 05/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	510,000
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	690,000

					1,200,000

Media Content (2.7%)
2,625	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(2)	(B, B3)	06/15/24	7.625	2,848,125
800	Netflix, Inc. Rule 144A, Senior Unsecured Notes(2)	(B+, Ba3)	11/15/28	5.875	802,000
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, Ba3)	03/01/24	5.750	571,312
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, Ba3)	02/15/25	5.875	772,275
1,800	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(2)	(BB-, B1)	05/15/25	5.125	1,678,500
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(2)	(B+, Ba3)	11/01/24	4.875	985,000

					7,657,212

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (4.3%)
$2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(2)	(BB-, Ba3)	01/15/24	4.875	$2,150,500
2,950	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/18 @ 101.53)(2)	(B, B2)	12/15/20	6.125	2,736,125
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(2)	(B, NR)	03/01/26	6.875	1,190,625
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,065,000
4,525	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 06/18/18 @ 100.00)(4),(5),(6)	(NR, NR)	06/01/19	11.000	—
3,750	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(2)	(B, B3)	06/15/22	8.750	3,890,625

					12,032,875

Oil Field Equipment & Services (5.6%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 05/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	3,367,462
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(2)	(B-, B3)	04/01/22	9.875	2,112,500
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 05/31/18 @ 101.88)(1)	(B-, Caa2)	08/01/20	7.500	190,000
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.38)	(B-, Caa2)	07/15/22	6.750	1,558,000
1,105	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	995,550
3,500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(1),(2)	(NR, NR)	02/15/25	8.250	3,565,625
1,519	Sidewinder Drilling, Inc., Secured Notes (Callable 05/15/18 @ 100.00)(5),(6),(7)	(NR, NR)	02/15/20	12.000	1,428,049
1,600	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(1)	(B, Caa1)	10/15/22	5.800	1,576,000
850	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1),(2)	(BB-, B3)	02/15/25	6.625	819,188

					15,612,374

Oil Refining & Marketing (1.9%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 104.69)(2)	(B+, B3)	08/15/22	6.250	1,005,000
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	4,202,500

					5,207,500

Packaging (3.7%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(2)	(B, B3)	02/15/25	6.000	1,013,750
1,500	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(2)	(B+, Ba3)	02/01/26	4.750	1,451,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging
$2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(2)	(CCC+, Caa1)	01/15/25	6.875	$2,517,188
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 05/11/18 @ 103.88)(2),(9)	(B-, Caa1)	02/15/23	7.750	1,322,785
750	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(2)	(CCC, Caa2)	11/01/25	6.625	736,875
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(2)	(B+, B1)	10/15/25	4.875	3,278,875

					10,320,723

Personal & Household Products (2.2%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(2)	(CCC, Caa1)	03/15/25	8.875	1,420,000
2,850	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1),(2)	(BB-, Ba2)	12/31/25	6.750	2,781,885
550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1),(2)	(B-, Caa1)	03/01/24	6.375	555,500
1,250	TopBuild Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(2)	(NR, B1)	05/01/26	5.625	1,257,812

					6,015,197

Pharmaceuticals (2.7%)
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)(2)	(CCC+, B3)	07/15/23	6.000	366,250
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(2)	(BB-, Ba2)	10/15/24	5.875	1,277,438
3,050	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/18 @ 102.94)(2)	(B-, Caa1)	05/15/23	5.875	2,813,625
2,850	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(2)	(BB-, Ba3)	03/15/24	7.000	3,017,437

					7,474,750

Real Estate Investment Trusts (4.0%)
1,400	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,403,500
4,400	iStar, Inc., Senior Unsecured Notes (Callable 05/31/18 @ 101.25)	(BB-, B1)	07/01/19	5.000	4,402,750
1,500	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	1,458,750
1,825	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1),(2)	(CCC+, Caa2)	11/01/23	8.125	1,997,280
1,800	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	1,826,046

					11,088,326

Recreation & Travel (2.8%)
1,650	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(2)	(B, B2)	05/01/25	7.250	1,712,370
2,000	Canada’s Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(2)	(BB-, B1)	04/15/27	5.375	1,995,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, B2)	04/15/27	5.500	$597,000
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(2)	(BB-, B2)	07/31/24	4.875	2,106,355
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	1,316,700

					7,727,425

Restaurants (1.8%)
2,400	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(2)	(CCC+, B3)	10/15/24	6.750	2,442,000
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(2)	(B-, B3)	10/15/25	5.000	2,659,773

					5,101,773

Software - Services (4.3%)
2,250	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	2,171,250
1,708	Epicor Software Corp., Secured Notes, LIBOR 3M + 8.250%(10)	(CCC, NR)	06/30/23	10.560	1,738,915
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(2)	(B, B3)	01/15/24	5.750	1,854,656
1,450	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 101.78)(2),(8)	(CCC, Caa2)	05/01/21	7.125	1,466,313
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	2,226,137
2,250	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(2)	(CCC+, Caa1)	03/01/24	10.500	2,514,375

					11,971,646

Specialty Retail (1.4%)
3,920	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	4,027,800

Steel Producers/Products (1.3%)
1,000	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 04/15/21 @ 102.88)(2)	(BB+, Ba3)	04/15/26	5.750	1,003,750
450	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	439,875
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(2)	(B, Caa1)	06/15/23	9.875	2,205,000

					3,648,625

Support - Services (7.9%)
3,250	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(2)	(B+, B3)	12/15/21	9.500	3,388,125
2,505	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(2)	(B+, B2)	12/15/24	10.500	2,967,172
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	46,875
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(2)	(BB-, B1)	04/01/25	5.125	2,561,985

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$3,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	$3,022,500
1,450	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(2)	(B, B3)	06/01/25	5.125	1,410,125
2,750	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(2)	(BB-, Ba3)	12/15/25	4.875	2,660,625
1,550	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(2)	(CCC+, Caa1)	06/01/25	6.750	1,538,375
1,900	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	1,805,000
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB, Ba3)	05/15/27	5.500	997,500
1,700	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(B+, Caa1e)	05/01/25	7.875	1,659,625

					22,057,907

Tech Hardware & Equipment (2.4%)
3,091	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	3,094,709
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(2)	(BB-, Ba3)	03/15/27	5.000	1,680,000
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(2)	(BB-, Ba3)	06/15/25	6.000	2,013,375

					6,788,084

Telecom - Satellite (1.5%)
3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	3,228,750
1,000	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	981,250

					4,210,000

Telecom - Wireless (1.1%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(2)	(NR, Baa2)	03/20/28	5.152	1,016,250
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	1,491,448
750	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(2)	(BB-, B1)	01/20/26	5.000	633,979

					3,141,677

Telecom - Wireline Integrated & Services (3.5%)
725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	739,500
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(2)	(CCC+, Caa1)	12/31/24	7.875	4,110,000
1,500	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(2)	(BB, B1)	11/15/25	4.750	1,421,250
326	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	326,204
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 104.50)(1)	(B, B3)	04/01/23	6.000	1,035,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$2,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(2)	(B, B3)	01/15/27	5.750	$2,164,951

					9,796,905

Theaters & Entertainment (2.3%)
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(1)	(B+, B3)	05/15/27	6.125	583,500
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B+, B3)	11/15/26	5.875	834,694
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(2)	(BB, Ba2)	06/15/23	6.000	1,534,000
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 102.44)	(BB, B2)	06/01/23	4.875	992,500
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(2)	(B+, B1)	03/15/26	5.625	400,000
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(2)	(B+, B1)	11/01/24	4.875	2,158,750

					6,503,444

Transport Infrastructure/Services (1.1%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 108.44)(2)	(B-, Caa2)	08/15/22	11.250	3,122,438

TOTAL CORPORATE BONDS (Cost $321,517,779)					322,915,095

BANK LOANS (26.2%)
Aerospace & Defense (0.7%)
1,936	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(B-, B3)	11/28/21	7.071	1,963,960

Auto Parts & Equipment (0.3%)
734	Dayco Products LLC, LIBOR 3M + 5.000%(5),(10)	(B, B2)	05/19/23	6.984	739,040

Beverages (0.7%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(5),(7),(10)	(CCC, Caa1)	12/31/21	9.401	1,850,000

Building Materials (1.9%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(10)	(CCC+, Caa2)	04/27/26	10.650	1,950,000
1,384	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(10)	(CCC+, Caa2)	03/08/26	11.052	1,359,548
1,911	Morsco, Inc., LIBOR 1M + 7.000%(5),(10)	(B+, B3)	10/31/23	8.901	1,949,045

					5,258,593

Chemicals (5.3%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(5),(10)	(NR, Caa1)	07/11/25	10.587	987,500
2,102	Ascend Performance Materials Operations LLC, LIBOR 1M + 5.250%(10)	(B+, B2)	08/12/22	7.306	2,115,161
1,000	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	9.901	1,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$3,154	Preferred Proppants LLC, LIBOR 3M + 7.750%(5),(7),(10)	(CCC, Caa2)	07/27/20	10.052	$3,004,008
3,163	Solenis International LP, LIBOR 3M + 6.750%(10)	(CCC+, Caa1)	07/31/22	8.734	3,044,903
452	Tronox Blocked Borrower LLC, LIBOR 3M + 3.000%(10)	(BB-, Ba3)	09/22/24	5.302	457,550
1,044	Tronox Finance LLC, LIBOR 3M + 3.000%(10)	(BB-, Ba3)	09/22/24	5.302	1,055,885
997	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	5.901	983,695
2,000	Vantage Specialty Chemicals, Inc., LIBOR 1M + 8.250%(10)	(CCC, Caa2)	10/27/25	10.151	2,015,000

					14,663,702

Diversified Capital Goods (1.0%)
750	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, Ba3)	11/30/23	5.887	750,469
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(5),(10)	(B-, Caa1)	01/30/23	10.802	2,055,225

					2,805,694

Electronics (0.7%)
1,000	CPI International, Inc., LIBOR 1M + 7.250%(5),(10)	(CCC+, Caa2)	07/26/25	9.151	1,006,250
992	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.052	991,553

					1,997,803

Energy - Exploration & Production (1.6%)
2,500	Chief Exploration & Development LLC, LIBOR 2M + 6.500%(7),(10)	(NR, NR)	05/16/21	8.416	2,482,037
2,000	W&T Offshore, Inc.(7),(10)	(B-, Caa2)	05/15/20	9.000	2,013,330

					4,495,367

Gas Distribution (0.8%)
2,110	BCP Renaissance Parent LLC, LIBOR 3M + 4.000%(10)	(B+, B1)	10/31/24	6.359	2,123,187

Health Facilities (0.5%)
250	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(5),(10)	(B, B1)	02/22/24	7.438	251,875
1,164	Western Dental Services, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	06/23/23	6.401	1,175,501

					1,427,376

Insurance Brokerage (0.7%)
1,980	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.609	2,010,790

Investments & Misc. Financial Services (0.5%)
248	Ditech Holding Corp., LIBOR 1M + 6.000%(4),(10)	(B-, NR)	06/30/22	7.901	233,969
1,043	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	6.897	1,056,771

					1,290,740

Machinery (1.9%)
2,725	CPM Acquisition Corp., LIBOR 1M + 8.250%(10)	(B-, Caa1)	04/10/23	10.151	2,786,384
2,475	WireCo WorldGroup, Inc., LIBOR 3M + 9.000%(5),(10)	(B-, Caa3)	09/30/24	10.984	2,512,125

					5,298,509

Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	1,216,355

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Medical Products (0.4%)
$1,197	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(5),(10)	(B-, B2)	06/15/23	6.911	$1,204,940

Oil Refining & Marketing (0.9%)
2,886	Philadelphia Energy Solutions LLC, Prime + 4.000%(4),(5),(7),(10)	(NR, NR)	04/04/19	8.750	2,655,454

Personal & Household Products (2.5%)
1,990	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	09/29/25	10.052	2,019,850
496	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, B3)	02/05/24	6.644	482,904
2,450	Comfort Holding LLC, LIBOR 1M + 10.000%(5),(10)	(CCC-, Caa2)	02/03/25	11.894	2,324,437
2,000	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(10)	(CCC, Caa1)	11/08/24	10.331	1,604,500
46	TricorBraun Holdings, Inc., Prime 3M + 2.750%(10)	(B, B2)	11/30/23	5.973	45,892
452	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.052	455,457

					6,933,040

Real Estate Investment Trusts (0.4%)
1,244	Quality Care Properties, Inc., LIBOR 1M + 5.250%(10)	(B-, Caa1)	10/31/22	7.151	1,258,852

Recreation & Travel (1.1%)
3,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(5),(7),(10)	(B, NR)	04/22/20	8.302	2,973,750

Software - Services (2.3%)
1,309	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.234	1,297,145
1,250	Eze Castle Software, Inc., LIBOR 3M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.802	1,254,169
1,204	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.160	1,215,262
727	LDiscovery LLC, LIBOR 3M + 5.875%(5),(7),(10)	(B, B3)	12/09/22	7.675	693,867
2,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa2)	02/16/25	10.552	2,000,000

					6,460,443

Specialty Retail (1.1%)
2,000	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(5),(10)	(CCC+, Caa1)	10/03/25	9.287	2,007,500
1,000	Sally Holdings LLC(10)	(BBB-, Ba1)	07/05/24	4.500	978,750

					2,986,250

Support - Services (0.4%)
244	Interior Logic Group, Inc., LIBOR 1M + 6.000%(5),(10)	(B, B3)	03/01/24	7.901	245,417
2,950	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(7),(10)	(CC, Caa3)	11/14/19	13.500	958,753

					1,204,170

Theaters & Entertainment (0.1%)
308	NEG Holdings LLC, LIBOR 3M + 8.000%(5),(6),(7),(10)	(NR, NR)	10/17/22	10.302	285,898

TOTAL BANK LOANS (Cost $73,169,088)					73,103,913

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

Number of Shares				Value

COMMON STOCKS (2.5%)
Auto Parts & Equipment (0.7%)
109,693	UCI International, Inc.(5),(6),(7),(11)			$1,974,474

Building & Construction (0.0%)
10	White Forest Resources, Inc.(5),(6),(7),(11)			54

Building Materials (0.0%)
619	Dayton Superior Corp.(5),(6),(7),(11)			—

Chemicals (0.1%)
4,893	Huntsman Corp.(7)			145,665

Oil Field Equipment & Services (0.6%)
26	Sidewinder Drilling, Inc., Series A(5),(6),(7),(11)			1,632,206

Oil, Gas & Consumable Fuels (0.9%)
71,901	Stone Energy Corp.(11)			2,559,676

Support - Services (0.2%)
2,100	LTR Holdings LLC(5),(6),(7),(11)			742,560
865	Sprint Industrial Holdings LLC, Class G(5),(6),(11)			8
78	Sprint Industrial Holdings LLC, Class H(5),(6),(11)			1
192	Sprint Industrial Holdings LLC, Class I(5),(6),(11)			2

				742,571

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(5),(6),(7),(11)			40

TOTAL COMMON STOCKS (Cost $7,091,176)				7,054,686

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(5),(6),(7),(11) (Cost $250,835)			—

SHORT-TERM INVESTMENT (9.7%)
19,802,830	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(12)			19,802,830

Par (000)		Maturity	Rate%

$7,239	State Street Bank and Trust Co. Euro Time Deposit	05/01/18	0.280	7,238,663

TOTAL SHORT-TERM INVESTMENT (Cost $27,041,493)				27,041,493

TOTAL INVESTMENTS AT VALUE (154.1%) (Cost $429,070,371)				430,115,187

LIABILITIES IN EXCESS OF OTHER ASSETS (-54.1%)				(150,910,879)

NET ASSETS (100.0%)				$279,204,308

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2018 (unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)	Security or portion thereof is out on loan (See note 2-J).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to a value of $232,926,622 or 83.4% of net assets.

(3)	This security is denominated in British Pound.

(4)	Bond is currently in default.

(5)	Security is valued using significant unobservable inputs.

(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(7)	Illiquid security (unaudited).

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	This security is denominated in Euro.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2018.

(11)	Non-income producing security.

(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	2,624,000	USD	3,199,879	10/12/18	Morgan Stanley	$3,199,879	$3,211,324	$11,445
GBP	3,450,000	USD	4,682,325	10/12/18	Morgan Stanley	4,682,325	4,789,466	107,141
USD	8,252,579	EUR	6,835,000	10/12/18	Morgan Stanley	(8,252,579)	(8,364,865)	(112,286)
USD	7,478,375	GBP	5,586,400	10/12/18	Morgan Stanley	(7,478,375)	(7,755,326)	(276,951)

								$(270,651)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $19,802,830 (Cost $429,070,371) (Note 2)	$430,115,187 [1]
Cash	50,795
Foreign currency at value (Cost $493,489)	481,283
Dividend and interest receivable	6,380,811
Receivable for investments sold	2,444,375
Unrealized appreciation on forward foreign currency contracts (Note 2)	118,586
Prepaid expenses and other assets	27,034

Total assets	439,618,071

Liabilities
Investment advisory fee payable (Note 3)	270,436
Administrative services fee payable (Note 3)	10,788
Loan payable (Note 4)	133,000,000
Payable upon return of securities loaned (Note 2)	19,802,830
Payable for investments purchased	6,839,533
Unrealized depreciation on forward foreign currency contracts (Note 2)	389,237
Interest payable	64,615
Trustees’ fee payable	31,137
Accrued expenses	5,187

Total liabilities	160,413,763

Net Assets
Applicable to 103,463,106 shares outstanding	$279,204,308

Net Assets
Capital stock, $.001 par value (Note 6)	103,463
Paid-in capital (Note 6)	312,139,707
Distributions in excess of net investment income	(2,001,186)
Accumulated net realized loss on investments, foreign currency transactions and forward foreign currency contracts	(31,798,730)
Net unrealized appreciation on investments, foreign currency translations and forward foreign currency contracts	761,054

Net assets	$279,204,308

Net Asset Value Per Share ($279,204,308 / 103,463,106)	$2.70

Market Price Per Share	$2.65

[1]	Includes $19,382,012 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$14,762,410
Dividends	1,407
Securities lending (net of rebates)	37,425
Foreign taxes withheld	(80)

Total investment income	14,801,162

Expenses
Investment advisory fees (Note 3)	1,849,411
Administrative services fees (Note 3)	35,427
Interest expense (Note 4)	1,523,468
Trustees’ fees	61,839
Commitment fees (Note 4)	53,467
Legal fees	48,819
Printing fees	38,134
Audit and tax fees	25,160
Custodian fees	19,107
Stock exchange listing fees	16,280
Transfer agent fees	14,354
Insurance expense	3,306
Miscellaneous expense	3,683

Total expenses	3,692,455
Less: fees waived (Note 3)	(210,753)

Net expenses	3,481,702

Net investment income	11,319,460

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,759,224)
Net realized gain from foreign currency transactions	1,132
Net realized gain from forward foreign currency contracts	64,207
Net change in unrealized appreciation (depreciation) from investments	(6,075,935)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(10,698)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(411,680)

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(8,192,198)

Net increase in net assets resulting from operations	$3,127,262

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment income	$11,319,460	$22,634,526
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,693,885)	(7,225,814)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(6,498,313)	29,739,540

Net increase in net assets resulting from operations	3,127,262	45,148,252

From Dividends and Distributions
Dividends from net investment income	(13,226,627)	(22,332,510)
Return of capital	—	(4,663,429)

Net decrease in net assets resulting from dividends and distributions	(13,226,627)	(26,995,939)

From Capital Share Transactions (Note 6)
Issuance of 8,121 and 19,469 shares through the trustees compensation plan (Note 3)	22,495	53,210
Net proceeds from at-the-market offering (Note 7)	1,218,333	8,094,113
At-the-market offering costs	—	(205,804)
Reinvestment of dividends	96,127	263,323

Net increase in net assets from capital share transactions	1,336,955	8,204,842

Net increase (decrease) in net assets	(8,762,410)	26,357,155
Net Assets
Beginning of period	287,966,718	261,609,563

End of period	$279,204,308	$287,966,718

Distributions in excess of net investment income	$(2,001,186)	$(94,019)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

April 30, 2018 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Used by Operating Activities
Net increase in net assets resulting from operations		$3,127,262

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used by Operating Activities
Increase in dividend interest receivable	$(104,555)
Decrease in accrued expenses	(149,853)
Increase in payable upon return of securities loaned	10,440,850
Increase in interest payable	2,777
Increase in prepaid expenses and other assets	(27,034)
Decrease in advisory fees payable	(4,432)
Net amortization of discount on investments	(708,619)
Purchases of long-term securities	(103,790,615)
Proceeds from sales of long-term securities	86,582,544
Purchase of short-term securities, net	(8,678,327)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	6,487,615
Net realized loss from investments	1,759,224
Total adjustments		(8,190,425)

Net cash provided (used) by operating activities[1]		$(5,063,163)

Cash Flows From Financing Activities
Borrowings on revolving credit facility	50,500,000
Repayments of credit facility	(33,500,000)
Proceeds from issuance of shares through trustee compensation	22,495
Net proceeds from at-the-market offerings	1,229,300
Cash dividends paid	(13,130,500)

Net cash provided by financing activities		5,121,295

Net increase (decrease) in cash		58,132
Cash — beginning of period		473,946

Cash — end of period		$532,078

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$96,127

[1]	Included in operating expenses is cash of $1,520,691 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31,
		2017	2016	2015	2014	2013
Per share operating performance
Net asset value, beginning of period	$2.80	$2.62	$2.62	$3.04	$3.12	$3.02

INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.23	0.25	0.26	0.28	0.30
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.08)	0.22	0.03	(0.39)	(0.07)	0.11

Total from investment activities	0.03	0.45	0.28	(0.13)	0.21	0.41

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.22)	(0.24)	(0.29)	(0.29)	(0.31)
Return of capital	—	(0.05)	(0.04)	—	—	(0.01)

Total dividends and distributions	(0.13)	(0.27)	(0.28)	(0.29)	(0.29)	(0.32)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	0.00 [2]	—	0.00 [2]	0.00 [2]	0.01

Net asset value, end of period	$2.70	$2.80	$2.62	$2.62	$3.04	$3.12

Per share market value, end of period	$2.65	$2.84	$2.44	$2.40	$3.12	$3.16

TOTAL INVESTMENT RETURN[3]
Net asset value	1.04%	17.90%	12.75%	(3.96)%	6.91%	14.47%
Market value	(2.23)%	28.40%	14.63%	(14.28)%	8.33%	10.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$279,204	$287,967	$261,610	$262,119	$302,738	$304,794
Ratio of expenses to average net assets	2.47%[4]	2.14%	2.04%	1.87%	1.82%	1.75%
Ratio of expenses to average net assets excluding interest expense	1.39%[4]	1.38%	1.45%	1.37%	1.35%	1.32%
Ratio of net investment income to average net assets	8.03%[4]	8.19%	10.07%	9.28%	8.85%	9.72%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]	0.15%	0.17%	0.15%	0.13%	0.14%
Average debt per share	$1.25	$1.13	$1.11	$1.37	$1.44	$1.24
Asset coverage per $1,000 of indebtedness	$3,099	$3,482	$3,567	$3,070	$3,102 [5]	$3,148 [5]
Portfolio turnover rate	22%	65%	49%	41%	59%	73%

[1]	Per share information is calculated using the average shares outstanding method.
[2]	This amount represents less than $0.01 per share.
[3]	Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price.
[4]	Annualized.
[5]	Unaudited. Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the “Fund”) is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$321,477,266	$1,437,829	(1)	$322,915,095	(1)
Bank Loans	—	46,357,581	26,746,332		73,103,913
Common Stocks	2,705,341	—	4,349,345	(1)	7,054,686	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-Term Investments	—	27,041,493	—		27,041,493

	$2,705,341	$394,876,340	$32,533,506	(1)	$430,115,187	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$118,586	$—		$118,586

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$389,237	$—		$389,237

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of October 31, 2017	$2,852,603	$13,055,574	$3,243,069	(1)	$0	(1)	$19,151,246	(1)
Accrued discounts (premiums)	29,766	37,571	—		—		67,337
Purchases	853,224	8,791,441	—		—		9,644,665
Sales	(565,692)	(504,440)	—		—		(1,070,132)
Realized gain (loss)	1,501	(773)	—		—		728
Change in unrealized appreciation (depreciation)	5,342	(253,695)	1,106,276		—		857,923
Transfers into Level 3	—	10,522,199	—		—		10,522,199
Transfers out of Level 3	(1,738,915)	(4,901,545)	—		—		(6,640,460)

Balance as of April 30, 2018	$1,437,829 (1)	$26,746,332	$4,349,345	(1)	$0	(1)	$32,533,506	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2018	$(19,200)	$(233,313)	$1,078,854		$—		$826,341

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 4/30/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$9,780	Income Approach	Expected Remaining Distribution	NA
	$1,428,049	Market Approach	Comparable Bond Price	NA
Bank Loans	$285,898	Market Approach	Comparable Bond Price	NA
	$26,460,434	Vendor Pricing	Single Broker Quote	$0.92 - $1.01 ($0.98)
Common Stocks	$94	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00 - $5.44 ($0.14)
	$2,717,034	Vendor Pricing	Single Broker Quote	$18.00 - $353.60 ($24.30)
	$1,632,217	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 - $63,755.57 ($1,405.76)
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2018, there were no transfers between Level 1 and Level 2, and $10,522,199 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,640,460 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$118,586	$389,237	$64,207	$(411,680)

For the six months ended April 30, 2018, the Fund held an average monthly value on a net basis of $21,561,987 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$118,586	$(118,586)	$—	$—	$—

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$389,237	$(118,586)	$—	$—	$270,651

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company (“SSB”), the Fund’s custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at April 30, 2018 are disclosed in the Schedule of Investments.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of April 30, 2018, the Fund had investment securities on loan with a fair value of $19,382,012. Collateral received for securities loaned and a related liability of $19,802,830 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2018, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2018, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $83,616, of which $33,644 was rebated to borrowers (brokers). The Fund retained $37,425 in income from the cash collateral investment, and SSB, as lending agent, was paid $12,547.

K) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

L) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2018, investment advisory fees earned and voluntarily waived were $1,849,411 and $210,753, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $35,427.

Prior to March 12, 2018, the Independent Trustees received a minimum of fifty percent (50%) of their annual retainer in the form of shares. During the six months ended April 30, 2018 and the year ended October 31, 2017, 8,121 shares and 19,469 shares, respectively, were issued through the Trustees’ compensation plan. Trustees as a group own less than 1% of the Fund’s outstanding shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “SSB Agreement”). The Fund may borrow the lesser of: a) $160,000,000; b) an amount that is no greater than 33 1⁄3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. Under the terms of the SSB Agreement, the Fund pays a

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 4. Line of Credit (continued)

commitment fee on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At April 30, 2018, the Fund had loans outstanding under the Agreement of $133,000,000. During the six months ended April 30, 2018, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense
$129,549,724	2.33%	$134,000,000	$1,523,468

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) were $102,059,894 and $88,974,574, respectively.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Shares issued through the Trustees compensation plan	8,121	19,469
Shares issued through at-the-market offerings	435,920	2,873,516
Shares issued through reinvestment of dividends	34,764	94,955

Net increase	478,805	2,987,940

Note 7. Shelf Offering

The Fund has an effective “shelf” registration statement. The shelf registration statement enables the Fund to issue up to $90,000,000 in proceeds through one or more public offerings. Shares may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. On July 17, 2017, the Fund filed a prospectus supplement relating to an at-the-market offering of the Fund’s shares of common stock. Any proceeds raised through such offering will be used for investment purposes. Offering costs relating to the at-the-market offering of $205,804 were charged to capital during the fiscal year ended October 31, 2017. Transactions in shares of common stock in at-the-market offerings, resulting in proceeds (net of commissions) to the Fund were as follows:

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Shares issued through at-the-market offerings	435,920	2,873,516
Proceeds (net of commissions)	$1,218,333	$8,094,113

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Shareholder Meeting Results (unaudited)

On February 13, 2018, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the “Fund”) was held and the following matter was voted upon:

(1) To re-elect two Trustees to the Board of Trustees of the Fund:

NOMINEE	“FOR” NOMINEE	WITHHELD
James J. Cattano	81,842,426	3,361,156
Steven N. Rappaport	81,648,662	3,554,920

In addition to the Trustees elected at the meeting, Terry Bovarnick, Lawrence J. Fox and John G. Popp continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse High Yield Bond Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”), including all of the Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “Independent Trustees”), at a meeting held on November 13 and 14, 2017 considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund’s total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the “Managed Assets”) less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (the “Contractual Advisory Fee”) in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC (“Credit Suisse”). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.873% paid by the Fund after taking waivers and breakpoints into account (the “Net Advisory Fee”). The Board noted that Credit Suisse, at the Board’s request, had revised the voluntary waiver as of January 1, 2011 so that it was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.

Additionally, the Board considered information comparing the Contractual Advisory Fee less waivers and/or reimbursements (“Net Advisory Fee”) and the Fund’s overall expenses with those of funds in both the relevant expense group (“Expense Group”) and universe of funds (“Expense Universe”) provided by Broadridge, an independent provider of investment company data. The Board noted that the advisory fees and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board also considered Credit Suisse’s compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse’s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse’s representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited) (continued)

Fund Performance

The Board considered the performance results of the Fund over time, along with comparisons both to the relevant performance group (“Performance Group”) and universe of funds (“Performance Universe”) for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and Performance Universe. The Board considered the positive investment performance of the Fund over various investment periods relative its stated objectives as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse’s methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse’s profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund’s Contractual Advisory Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. Additionally, the Board noted the Fund’s current at-the-market offering as a result of the Fund’s shares trading at a premium to its net asset value and that between July and October, 2017, the Fund sold and issued approximately 2,869,600 new shares for a net profit/increase in assets of approximately $8,083,146. The Board received information regarding Credit Suisse’s historical profitability, including Credit Suisse’s costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse’s businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse’s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives from Credit Suisse throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse’s compliance procedures.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•	The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for funds in the Fund’s Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•	The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•	In light of the costs of providing investment management and other services to the Fund and Credit Suisse’s ongoing commitment to the Fund and willingness to waive fees, Credit Suisse’s profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•	Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•	Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•	We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•	We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•	In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•	To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0418

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 29, 2017.

Item 11. Controls and Procedures.

(a)    As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b)        The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp

Name: John G. Popp

Title:  Chief Executive Officer and President

Date:   July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name: John G. Popp

Title:  Chief Executive Officer and President

Date:  July 2, 2018

/s/ Laurie Pecha

Name: Laurie Pecha

Title:  Chief Financial Officer and Treasurer

Date:  July 2, 2018